TAXATION (Schedule of Principal Components of the Group's Deferred Tax Assets and Liabilities) (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Deferred tax asset
Accrued expense		¥ 8,191	¥ 10,406
Allowance for doubtful accounts		73,475	75,104
Tax loss carried forward		436,586	438,471
Deferred advertising expense		13,579	14,653
Impairment of long-lived tangible assets		27,046	29,759
Others		5,384	4,315
Non-current deferred tax assets		564,261	572,708
Valuation allowance		(530,358)	(539,704)
Deferred tax asset, net		33,903	33,004
Deferred tax liabilities
Unrecognized valuation surplus and deficit -acquisition		77,825	77,825
Unrecognized valuation surplus and deficit - Decrease due to amortization and impairment		(53,644)	(49,959)
Tax non deducted long-lived assets		53,043	53,043
Tax non deducted long-lived assets-decrease due to amortization and impairment		(53,043)	¥ (13,251)
Unrealized profit of short-term investments		521
Others		1,019
Total deferred tax liabilities	$ 3,971	¥ 25,721	¥ 67,658